GOODWILL - CHANGES IN GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill Period Start	$ 91,941	$ 103,014
Hyperinflation		656
Translation differences	3,567	(9,768)
Impairment loss recognised in profit or loss, goodwill	(12,845)	(1,961)
Goodwill Period End	82,663	91,941
PERU
Disclosure of information for cash-generating units [line items]
Goodwill Period Start	24,574	27,103
Translation differences	1,145	(2,529)
Impairment loss recognised in profit or loss, goodwill	(5,140)
Goodwill Period End	20,579	24,574
CHILE
Disclosure of information for cash-generating units [line items]
Goodwill Period Start	13,589	16,245
Translation differences	(146)	(2,656)
Goodwill Period End	13,443	13,589
COLOMBIA
Disclosure of information for cash-generating units [line items]
Goodwill Period Start	4,710	5,463
Translation differences	(812)	(753)
Goodwill Period End	3,898	4,710
MEXICO
Disclosure of information for cash-generating units [line items]
Goodwill Period Start	1,770	1,820
Translation differences	91	(50)
Goodwill Period End	1,861	1,770
BRAZIL
Disclosure of information for cash-generating units [line items]
Goodwill Period Start	47,298	50,790
Translation differences	3,289	(3,492)
Impairment loss recognised in profit or loss, goodwill	(7,705)
Goodwill Period End	42,882	47,298
ARGENTINA
Disclosure of information for cash-generating units [line items]
Goodwill Period Start	0	1,593
Hyperinflation		656
Translation differences	0	(288)
Impairment loss recognised in profit or loss, goodwill		(1,961)
Goodwill Period End	$ 0	$ 0